Shareholders’ Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2021	Aug. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders Equity [Line Items]
Deposited, escrow agent (in Dollars)			$ 500,000	$ 500,000
Deducting charge fee (in Dollars)					$ 492,490
Contractual lives	3 years 6 months
Exercise price (in Dollars per share)	$ 8.3		$ 8.3
Purchase price (in Dollars per share)	$ 6.9
Aggregate of warrants				1,652,175
Fair value of warrants (in Dollars)			$ 12,200,000	$ 12,200,000
Warrants outstanding			1,652,175	1,652,175
Warrant [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares issued	1
Aggregate warrants (in Dollars)	$ 1,449,276
Contractual lives	3 years 6 months
Exercise price (in Dollars per share)	$ 8.3			$ 8.3
Aggregate of warrants	1,449,276				1,652,175
Warrants outstanding (in Dollars per share)				$ 1,652,175	$ 1,652,175
Placement Agent [Member]
Shareholders Equity [Line Items]
Contractual lives			3 years 6 months	3 years 6 months
Exercise price (in Dollars per share)			$ 8.3	$ 8.3
Aggregate of warrants			202,899	202,899
Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Investors shares	2,898,552
Ordinary shares, shares issued			24,254,842	24,254,842	24,254,842
Ordinary shares, shares outstanding			24,254,842	24,254,842
Contractual lives			11 months 12 days	1652175 years
Ordinary shares		5,000,000
Class A Ordinary Shares [Member] | Firebull Holding Limited [Member]
Shareholders Equity [Line Items]
Shares issued		5,000,000
Ordinary shares		5,000,000
Class A Ordinary Shares [Member] | Firebull Tech Limited [Member]
Shareholders Equity [Line Items]
Shares issued		5,000,000
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Shares issued			1,652,175	1,652,175
Contractual lives				1 year 5 months 12 days	2 years 5 months 12 days
Purchase of shares				1,652,175	1,652,175
Class B Ordinary Shares [Member]
Shareholders Equity [Line Items]
Shares issued		5,000,000
Ordinary shares, shares issued			2,100,000	2,100,000	2,100,000
Ordinary shares, shares outstanding			2,100,000	2,100,000
Ordinary shares		5,000,000
Class B Ordinary Shares [Member] | Firebull Holding Limited [Member]
Shareholders Equity [Line Items]
Shares issued		5,000,000
Ordinary shares		5,000,000